INCOME TAXES - Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of income tax statutory rates to effective rates
Income before income taxes	$ 34,568	$ 29,779
Statutory tax rate	27.00%	27.00%
Expected income tax expense	$ 9,333	$ 8,040
Increase (decrease) due to:
Foreign tax rate differences	335	583
Non-deductible expenses	458	448
Withholding taxes	740	548
Change in unrecognized temporary differences	469	(2,970)
Recognition of temporary differences	(820)	(1,332)
Effect of true-ups in prior year temporary and other differences	(19)	743
Income tax expense	$ 10,496	$ 6,060